Quarterly Information (unaudited) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended													12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Information (unaudited)
Operating revenues	$ 817	$ 792		$ 925		$ 828		$ 783		$ 759	$ 897	$ 756	$ 706	$ 3,328	$ 3,118	$ 2,914
Operating income	180	156		230		188		157		150	225	173	145	731	693	655
Net income	$ 87	$ 28	[1]	$ 139	[1]	$ 107	[1]	$ 75	[1]	$ 66	$ 144	$ 92	$ 65	$ 349	$ 367	$ 352

[1]	Fourth quarter 2012 reflects a $57 million charge to expense associated with the SARs settlement (see Note 10).